Schedule of Investments (unaudited)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.(a)	22,345	$ 12,690,396
Boeing Co. (The)(a)	367,169	79,719,733
General Dynamics Corp.	99,791	33,595,638
General Electric Co.	423,935	130,584,698
Huntington Ingalls Industries, Inc.	32,816	11,159,737
L3Harris Technologies, Inc.	156,999	46,090,196
Lockheed Martin Corp.	170,510	82,470,572
Northrop Grumman Corp.	112,361	64,069,366
Textron, Inc.	147,783	12,882,244
		473,262,580
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	98,454	15,827,465
Expeditors International of Washington, Inc.	111,585	16,627,281
FedEx Corp.	181,964	52,562,121
GXO Logistics, Inc.(a)	95,814	5,043,649
United Parcel Service, Inc., Class B	619,200	61,418,448
		151,478,964
Automobile Components — 0.2%
Aptiv PLC(a)	180,848	13,760,724
Autoliv, Inc.	22,768	2,702,562
BorgWarner, Inc.	182,105	8,205,651
Gentex Corp.	109,531	2,548,787
Goodyear Tire & Rubber Co. (The)(a)	233,721	2,047,396
Lear Corp.	43,545	4,990,257
Visteon Corp.	22,562	2,145,646
		36,401,023
Automobiles — 2.1%
Ford Motor Co.	3,267,030	42,863,434
General Motors Co.	781,319	63,536,861
Harley-Davidson, Inc.	99,572	2,040,230
Tesla, Inc.(a)	894,042	402,068,568
Thor Industries, Inc.	44,197	4,537,706
		515,046,799
Banks — 6.0%
Associated Banc-Corp	136,846	3,525,153
Bank of America Corp.	5,625,148	309,383,140
Bank OZK	90,981	4,186,946
Cadence Bank	42,877	1,836,851
Citigroup, Inc.	1,498,135	174,817,373
Citizens Financial Group, Inc.	361,867	21,136,651
Columbia Banking System, Inc.	256,891	7,180,103
Comerica, Inc.	107,835	9,374,097
Commerce Bancshares, Inc.	108,291	5,667,951
Cullen/Frost Bankers, Inc.	27,461	3,477,386
East West Bancorp, Inc.	56,827	6,386,787
Fifth Third Bancorp	555,808	26,017,372
First Financial Bankshares, Inc.	63,548	1,898,179
First Horizon Corp.	419,694	10,030,687
Flagstar Bank N.A.	250,343	3,151,818
FNB Corp.	310,946	5,317,177
Glacier Bancorp, Inc.	107,181	4,721,323
Hancock Whitney Corp.	72,972	4,646,857
Home BancShares, Inc.	157,196	4,366,905
Huntington Bancshares, Inc.	1,323,466	22,962,135
International Bancshares Corp.	27,007	1,794,345
JPMorgan Chase & Co.	729,385	235,022,435
KeyCorp	782,137	16,143,308
M&T Bank Corp.	129,247	26,040,686
Old National Bancorp	299,410	6,679,837
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	64,488	$ 6,152,800
PNC Financial Services Group, Inc. (The)	329,266	68,727,692
Prosperity Bancshares, Inc.	82,241	5,683,675
Regions Financial Corp.	739,141	20,030,721
Southstate Bank Corp.	86,049	8,098,071
Synovus Financial Corp.	117,794	5,895,590
Texas Capital Bancshares, Inc.(a)	20,952	1,896,994
Truist Financial Corp.	1,073,662	52,834,907
U.S. Bancorp	1,304,959	69,632,612
UMB Financial Corp.	60,426	6,951,407
United Bankshares, Inc.	122,182	4,691,789
Valley National Bancorp	418,056	4,882,894
Webster Financial Corp.	137,897	8,679,237
Wells Fargo & Co.	2,628,309	244,958,399
Western Alliance Bancorp	86,838	7,300,471
Wintrust Financial Corp.	56,959	7,964,007
Zions Bancorp N.A.	123,550	7,232,617
		1,447,379,385
Beverages — 1.5%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	6,706	1,308,542
Brown-Forman Corp., Class B, NVS	148,399	3,867,278
Coca-Cola Co. (The)	1,880,066	131,435,414
Constellation Brands, Inc., Class A	117,859	16,259,828
Keurig Dr. Pepper, Inc.	1,133,672	31,754,153
Molson Coors Beverage Co., Class B	141,131	6,587,995
PepsiCo, Inc.	1,144,878	164,312,890
		355,526,100
Biotechnology — 2.0%
AbbVie, Inc.	799,092	182,584,531
Amgen, Inc.	144,420	47,270,110
Biogen, Inc.(a)	122,412	21,543,288
BioMarin Pharmaceutical, Inc.(a)	68,778	4,087,477
Cytokinetics, Inc.(a)(b)	47,228	3,000,867
Gilead Sciences, Inc.	478,085	58,680,153
Moderna, Inc.(a)(b)	290,225	8,558,735
Regeneron Pharmaceuticals, Inc.	84,381	65,131,162
Roivant Sciences Ltd.(a)	153,864	3,338,849
Vertex Pharmaceuticals, Inc.(a)	212,444	96,313,612
		490,508,784
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	3,828,249	883,636,434
eBay, Inc.	98,365	8,567,591
Macy’s, Inc.	226,356	4,991,150
		897,195,175
Building Products — 0.7%
A. O. Smith Corp.	94,973	6,351,794
Advanced Drainage Systems, Inc.	26,580	3,849,581
Allegion PLC	33,155	5,278,939
Builders FirstSource, Inc.(a)(b)	92,346	9,501,480
Carlisle Cos., Inc.	19,819	6,339,305
Carrier Global Corp.	664,211	35,096,909
Fortune Brands Innovations, Inc.	46,281	2,314,976
Johnson Controls International PLC	173,676	20,797,701
Lennox International, Inc.	26,893	13,058,703
Masco Corp.	172,686	10,958,654
Owens Corning	68,497	7,665,499
Simpson Manufacturing Co., Inc.	17,566	2,836,382
Trane Technologies PLC	87,237	33,952,641

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Trex Co., Inc.(a)	89,202	$ 3,129,206
UFP Industries, Inc.	49,382	4,496,231
		165,628,001
Capital Markets — 4.7%
Ameriprise Financial, Inc.	78,171	38,330,368
Ares Management Corp., Class A	172,524	27,885,054
Bank of New York Mellon Corp. (The)	217,094	25,202,442
BlackRock, Inc.(c)	120,796	129,292,791
Blackstone, Inc., Class A, NVS	618,623	95,354,549
Carlyle Group, Inc. (The)	135,323	7,998,942
Cboe Global Markets, Inc.	43,476	10,912,476
Charles Schwab Corp. (The)	1,398,557	139,729,830
CME Group, Inc., Class A	133,076	36,340,394
Coinbase Global, Inc., Class A(a)	191,312	43,263,296
Evercore, Inc., Class A	12,279	4,177,930
FactSet Research Systems, Inc.	31,384	9,107,323
Franklin Resources, Inc.	261,770	6,253,685
Goldman Sachs Group, Inc. (The)	88,061	77,405,619
Hamilton Lane, Inc., Class A	15,809	2,123,307
Houlihan Lokey, Inc., Class A	22,428	3,906,733
Intercontinental Exchange, Inc.	477,557	77,345,132
Invesco Ltd.	374,181	9,829,735
Janus Henderson Group PLC	105,925	5,038,852
Jefferies Financial Group, Inc.	138,464	8,580,614
KKR & Co., Inc., Class A	265,789	33,882,782
Moody’s Corp.	66,980	34,216,733
Morgan Stanley	395,513	70,215,423
Morningstar, Inc.	11,239	2,442,347
MSCI, Inc., Class A	30,530	17,515,977
Nasdaq, Inc.	377,589	36,675,220
Northern Trust Corp.	159,282	21,756,328
Raymond James Financial, Inc.	148,061	23,777,116
S&P Global, Inc.	145,613	76,095,898
SEI Investments Co.	33,813	2,773,342
State Street Corp.	234,634	30,270,132
Stifel Financial Corp.	39,957	5,003,416
T Rowe Price Group, Inc.	186,158	19,058,856
		1,131,762,642
Chemicals — 2.1%
Air Products & Chemicals, Inc.	186,046	45,957,083
Albemarle Corp.	98,316	13,905,815
Ashland, Inc.	40,306	2,364,753
Avient Corp.	76,465	2,388,767
Axalta Coating Systems Ltd.(a)	178,016	5,751,697
Cabot Corp.	44,174	2,927,853
CF Industries Holdings, Inc.	130,944	10,127,209
Corteva, Inc.	564,338	37,827,576
Dow, Inc.	595,010	13,911,334
DuPont de Nemours, Inc.	349,697	14,057,819
Ecolab, Inc.	213,454	56,035,944
International Flavors & Fragrances, Inc.	216,877	14,615,341
Linde PLC	390,977	166,708,683
LyondellBasell Industries NV, Class A	216,169	9,360,118
Mosaic Co. (The)	265,758	6,402,110
Olin Corp.	92,917	1,935,461
PPG Industries, Inc.	188,576	19,321,497
RPM International, Inc.	62,891	6,540,664
Scotts Miracle-Gro Co. (The)	39,859	2,325,773
Sherwin-Williams Co. (The)	193,032	62,548,159
Westlake Corp.	28,028	2,072,390
		497,086,046
Security	Shares	Value
Commercial Services & Supplies — 0.9%
Brink’s Co. (The)	10,424	$ 1,216,793
Cintas Corp.	285,997	53,787,456
Clean Harbors, Inc.(a)(b)	20,491	4,804,730
Copart, Inc.(a)	747,728	29,273,551
MSA Safety, Inc.	12,794	2,048,831
Republic Services, Inc.	168,467	35,703,211
Veralto Corp.	208,436	20,797,744
Waste Management, Inc.	310,329	68,182,385
		215,814,701
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,550,761	119,455,120
F5, Inc.(a)	48,983	12,503,400
Motorola Solutions, Inc.	139,437	53,448,991
		185,407,511
Construction & Engineering — 0.1%
AECOM	61,644	5,876,523
Fluor Corp.(a)	135,060	5,352,428
Valmont Industries, Inc.	6,529	2,626,747
		13,855,698
Construction Materials — 0.6%
CRH PLC	561,226	70,041,005
Eagle Materials, Inc.	13,122	2,712,055
Knife River Corp.(a)	28,019	1,971,136
Martin Marietta Materials, Inc.	50,511	31,451,179
Vulcan Materials Co.	110,644	31,557,882
		137,733,257
Consumer Finance — 0.9%
Ally Financial, Inc.	236,460	10,709,273
American Express Co.	144,224	53,355,669
Capital One Financial Corp.	532,301	129,008,470
SLM Corp.	77,110	2,086,597
Synchrony Financial	302,584	25,244,583
		220,404,592
Consumer Staples Distribution & Retail — 3.8%
Albertsons Cos., Inc., Class A	334,497	5,743,313
BJ’s Wholesale Club Holdings, Inc.(a)	111,865	10,071,206
Costco Wholesale Corp.	371,063	319,982,467
Dollar General Corp.	183,702	24,390,115
Dollar Tree, Inc.(a)	158,371	19,481,217
Kroger Co. (The)	508,549	31,774,141
Maplebear, Inc.(a)	152,488	6,858,910
Performance Food Group Co.(a)	131,255	11,802,450
Sprouts Farmers Market, Inc.(a)	48,473	3,861,844
Sysco Corp.	400,153	29,487,275
Target Corp.	379,746	37,120,171
U.S. Foods Holding Corp.(a)	186,543	14,050,419
Walmart, Inc.	3,671,546	409,046,940
		923,670,468
Containers & Packaging — 0.5%
Amcor PLC	1,932,358	16,115,866
AptarGroup, Inc.	56,152	6,848,298
Avery Dennison Corp.	64,819	11,789,280
Ball Corp.	226,634	12,004,803
Crown Holdings, Inc.	95,444	9,827,869
Graphic Packaging Holding Co.	244,100	3,676,146
Greif, Inc., Class A, NVS	24,175	1,636,647
International Paper Co.	441,469	17,389,464
Packaging Corp. of America	75,324	15,534,068
Silgan Holdings, Inc.	72,938	2,944,507

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Smurfit WestRock PLC	436,224	$ 16,868,782
Sonoco Products Co.	80,951	3,532,702
		118,168,432
Distributors — 0.1%
Genuine Parts Co.	116,661	14,344,636
Pool Corp.	27,725	6,342,094
		20,686,730
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	10,352	1,816,776
Graham Holdings Co., Class B	1,548	1,700,633
H&R Block, Inc.	49,350	2,150,673
Service Corp. International	55,212	4,304,879
		9,972,961
Diversified REITs — 0.0%
WP Carey, Inc.	88,350	5,686,206
Diversified Telecommunication Services — 1.2%
AT&T Inc.	5,935,913	147,448,079
Frontier Communications Parent, Inc.(a)(b)	110,162	4,193,867
Verizon Communications, Inc.	3,530,342	143,790,830
		295,432,776
Electric Utilities — 2.7%
Alliant Energy Corp.	215,440	14,005,754
American Electric Power Co., Inc.	448,764	51,746,977
Constellation Energy Corp.	86,598	30,592,476
Duke Energy Corp.	651,149	76,321,174
Edison International	321,084	19,271,462
Entergy Corp.	372,847	34,462,248
Evergy, Inc.	192,251	13,936,275
Eversource Energy	312,553	21,044,194
Exelon Corp.	847,502	36,942,612
FirstEnergy Corp.	432,585	19,366,830
IDACORP, Inc.	22,322	2,825,072
NextEra Energy, Inc.	1,743,731	139,986,725
NRG Energy, Inc.	41,369	6,587,600
OGE Energy Corp.	171,522	7,323,989
PG&E Corp.	1,834,275	29,476,799
Pinnacle West Capital Corp.	99,826	8,854,566
Portland General Electric Co.	93,108	4,468,253
PPL Corp.	619,359	21,689,952
Southern Co. (The)	921,966	80,395,435
TXNM Energy, Inc.	48,362	2,847,555
Xcel Energy, Inc.	493,634	36,459,807
		658,605,755
Electrical Equipment — 1.1%
Acuity, Inc.(b)	8,081	2,909,483
AMETEK, Inc.	192,839	39,591,775
Eaton Corp. PLC	325,210	103,582,637
Emerson Electric Co.	470,389	62,430,028
Generac Holdings, Inc.(a)	48,992	6,681,039
Hubbell, Inc.	44,652	19,830,400
Nextpower, Inc., Class A(a)	43,167	3,760,277
Regal Rexnord Corp.	56,009	7,859,183
Rockwell Automation, Inc.	42,465	16,521,858
Sensata Technologies Holding PLC	122,482	4,077,426
		267,244,106
Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.(a)	43,129	4,751,953
Avnet, Inc.	67,201	3,231,024
Belden, Inc.	19,070	2,222,608
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	109,007	$ 14,846,753
Cognex Corp.	70,315	2,529,934
Corning, Inc.	202,492	17,730,200
Crane NXT Co.	27,350	1,287,365
IPG Photonics Corp.(a)(b)	20,565	1,472,454
Jabil, Inc.	34,982	7,976,596
Keysight Technologies, Inc.(a)	143,580	29,174,020
Littelfuse, Inc.	12,473	3,154,671
Novanta, Inc.(a)	16,046	1,909,314
TD SYNNEX Corp.	63,420	9,527,587
TE Connectivity PLC	76,245	17,346,500
Teledyne Technologies, Inc.(a)(b)	39,267	20,054,835
Vontier Corp.	69,536	2,585,348
Zebra Technologies Corp., Class A(a)	42,266	10,263,030
		150,064,192
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	823,236	37,490,168
Halliburton Co.	705,043	19,924,515
NOV, Inc.	310,804	4,857,867
SLB Ltd.	1,249,430	47,953,123
Weatherford International PLC	34,228	2,678,683
		112,904,356
Entertainment — 1.2%
Electronic Arts, Inc.	99,265	20,282,817
Live Nation Entertainment, Inc.(a)(b)	61,669	8,787,832
Take-Two Interactive Software, Inc.(a)	70,051	17,935,158
Walt Disney Co. (The)	1,494,792	170,062,486
Warner Bros Discovery, Inc., Class A(a)	2,075,590	59,818,504
Warner Music Group Corp., Class A	58,401	1,791,159
		278,677,956
Financial Services — 2.4%
Apollo Global Management, Inc.	182,609	26,434,479
Block, Inc., Class A(a)(b)	461,031	30,008,508
Corpay, Inc.(a)	58,617	17,639,614
Equitable Holdings, Inc.	17,808	848,551
Essent Group Ltd.	49,995	3,250,175
Euronet Worldwide, Inc.(a)	33,411	2,542,911
Fidelity National Information Services, Inc.	433,871	28,835,067
Fiserv, Inc.(a)	452,522	30,395,903
Global Payments, Inc.	199,280	15,424,272
Jack Henry & Associates, Inc.	60,491	11,038,398
Mastercard, Inc., Class A	226,567	129,342,569
MGIC Investment Corp.	98,761	2,885,796
PayPal Holdings, Inc.	786,456	45,913,301
Shift4 Payments, Inc., Class A(a)(b)	20,684	1,302,471
Visa, Inc., Class A	635,874	223,007,371
Voya Financial, Inc.	81,714	6,086,876
WEX, Inc.(a)	12,389	1,845,713
		576,801,975
Food Products — 1.0%
Archer-Daniels-Midland Co.	400,946	23,050,386
Bunge Global SA	113,089	10,073,968
Campbell’s Co. (The)	164,252	4,577,703
Conagra Brands, Inc.	398,320	6,894,919
Darling Ingredients, Inc.(a)	132,587	4,773,132
Flowers Foods, Inc.	176,506	1,920,385
General Mills, Inc.	449,018	20,879,337
Hershey Co. (The)	123,628	22,497,823
Hormel Foods Corp.	244,103	5,785,241
Ingredion, Inc.	54,726	6,034,089
J M Smucker Co. (The)	90,342	8,836,351

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Kraft Heinz Co. (The)	716,980	$ 17,386,765
Lamb Weston Holdings, Inc.	116,819	4,893,548
Marzetti Co. (The)	9,366	1,539,958
McCormick & Co., Inc., NVS	212,346	14,462,886
Mondelez International, Inc., Class A	1,081,129	58,197,174
Pilgrim’s Pride Corp.	35,298	1,376,269
Post Holdings, Inc.(a)	40,912	4,052,334
Tyson Foods, Inc., Class A	239,332	14,029,642
		231,261,910
Gas Utilities — 0.2%
Atmos Energy Corp.	134,073	22,474,657
National Fuel Gas Co.	28,888	2,312,773
New Jersey Resources Corp.	83,681	3,859,368
ONE Gas, Inc.	51,914	4,010,356
Southwest Gas Holdings, Inc.	53,473	4,278,909
Spire, Inc.	28,365	2,345,786
UGI Corp.	179,439	6,716,402
		45,998,251
Ground Transportation — 1.2%
Avis Budget Group, Inc.(a)(b)	4,209	540,099
CSX Corp.	1,559,119	56,518,064
JB Hunt Transport Services, Inc.	62,910	12,225,929
Knight-Swift Transportation Holdings, Inc.	135,718	7,095,337
Landstar System, Inc.	28,515	4,097,606
Norfolk Southern Corp.	188,189	54,333,928
Old Dominion Freight Line, Inc.	154,260	24,187,968
Ryder System, Inc.	33,410	6,394,340
Saia, Inc.(a)	22,169	7,238,622
Union Pacific Corp.	496,626	114,879,526
		287,511,419
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,455,914	182,411,465
Align Technology, Inc.(a)	55,846	8,720,353
Baxter International, Inc.	427,478	8,169,105
Becton Dickinson & Co.	240,515	46,676,746
Boston Scientific Corp.(a)	409,611	39,056,409
Cooper Cos., Inc. (The)(a)	166,410	13,638,964
DENTSPLY SIRONA, Inc.	181,895	2,079,060
Dexcom, Inc.(a)	159,830	10,607,917
Edwards Lifesciences Corp.(a)	261,353	22,280,343
Envista Holdings Corp.(a)	135,224	2,935,713
GE HealthCare Technologies, Inc.	381,174	31,263,891
Haemonetics Corp.(a)	15,690	1,257,553
Hologic, Inc.(a)	185,969	13,852,831
Lantheus Holdings, Inc.(a)	17,130	1,140,002
Masimo Corp.(a)	16,268	2,115,816
Medtronic PLC	1,073,936	103,162,292
ResMed, Inc.	55,193	13,294,338
Solventum Corp.(a)	123,825	9,811,893
STERIS PLC	41,246	10,456,686
Stryker Corp.	167,120	58,737,666
Zimmer Biomet Holdings, Inc.	165,852	14,913,412
		596,582,455
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	199,165	40,928,408
Cencora, Inc.	162,307	54,819,189
Centene Corp.(a)	389,973	16,047,389
Chemed Corp.	5,922	2,533,787
Cigna Group (The)	223,778	61,590,419
CVS Health Corp.	1,062,879	84,350,077
DaVita, Inc.(a)	29,349	3,334,340
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	185,709	$ 65,100,290
Henry Schein, Inc.(a)	83,718	6,327,406
Humana, Inc.	100,392	25,713,403
Labcorp Holdings, Inc.	69,080	17,330,790
McKesson Corp.	103,343	84,771,230
Molina Healthcare, Inc.(a)	43,276	7,510,117
Quest Diagnostics, Inc.	92,648	16,077,207
UnitedHealth Group, Inc.	758,461	250,375,561
Universal Health Services, Inc., Class B	46,157	10,063,149
		746,872,762
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	129,725	6,348,741
Healthcare Realty Trust, Inc.	290,127	4,917,653
Healthpeak Properties, Inc.	582,151	9,360,988
Omega Healthcare Investors, Inc.	114,646	5,083,404
Ventas, Inc.	188,816	14,610,582
		40,321,368
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	532,123	9,434,541
Park Hotels & Resorts, Inc.	175,775	1,838,606
		11,273,147
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(a)	188,014	25,517,260
Aramark	219,699	8,098,105
Cava Group, Inc.(a)	48,180	2,827,684
Chipotle Mexican Grill, Inc.(a)	1,107,996	40,995,852
Choice Hotels International, Inc.	6,326	602,615
Darden Restaurants, Inc.	96,680	17,791,054
Domino’s Pizza, Inc.	26,157	10,902,761
Hyatt Hotels Corp., Class A(b)	10,925	1,751,496
McDonald’s Corp.	333,915	102,054,441
MGM Resorts International(a)(b)	171,494	6,257,816
Norwegian Cruise Line Holdings Ltd.(a)	168,629	3,763,799
Starbucks Corp.	951,933	80,162,278
Vail Resorts, Inc.	16,049	2,131,307
Wyndham Hotels & Resorts, Inc.	29,243	2,209,601
Yum! Brands, Inc.	117,741	17,811,859
		322,877,928
Household Durables — 0.6%
DR Horton, Inc.	229,594	33,068,424
Garmin Ltd.	137,314	27,854,145
KB Home	56,450	3,184,345
Lennar Corp., Class A	181,094	18,616,463
NVR, Inc.(a)	2,352	17,152,595
PulteGroup, Inc.	163,186	19,135,190
Taylor Morrison Home Corp., Class A(a)	85,037	5,006,128
Toll Brothers, Inc.	80,423	10,874,798
Whirlpool Corp.	46,341	3,343,040
		138,235,128
Household Products — 1.6%
Church & Dwight Co., Inc.	200,782	16,835,571
Clorox Co. (The)	101,854	10,269,939
Colgate-Palmolive Co.	674,883	53,329,255
Kimberly-Clark Corp.	276,924	27,938,862
Procter & Gamble Co. (The)	1,956,518	280,388,594
		388,762,221
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	596,478	8,553,495

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.7%
3M Co.	444,766	$ 71,207,037
Honeywell International, Inc.	531,584	103,706,722
		174,913,759
Industrial REITs — 0.5%
EastGroup Properties, Inc.	17,607	3,136,511
Prologis, Inc.	777,747	99,287,182
Rexford Industrial Realty, Inc.	195,216	7,558,764
STAG Industrial, Inc.	64,408	2,367,638
		112,350,095
Insurance — 3.6%
Aflac, Inc.	395,356	43,595,906
Allstate Corp. (The)	218,996	45,584,017
American Financial Group, Inc.	35,533	4,856,650
American International Group, Inc.	452,521	38,713,172
Aon PLC, Class A	180,156	63,573,449
Arch Capital Group Ltd.(a)	304,266	29,185,195
Arthur J. Gallagher & Co.	215,265	55,708,429
Assurant, Inc.	42,577	10,254,670
Brighthouse Financial, Inc.(a)	50,816	3,292,369
Brown & Brown, Inc.	248,266	19,786,800
Chubb Ltd.	306,744	95,740,937
Cincinnati Financial Corp.	54,620	8,920,538
CNO Financial Group, Inc.	81,296	3,452,641
Erie Indemnity Co., Class A, NVS	21,797	6,248,110
Everest Group Ltd.	35,588	12,076,788
F&G Annuities & Life, Inc.	13,307	410,521
Fidelity National Financial, Inc., Class A	213,134	11,634,985
First American Financial Corp.	86,014	5,284,700
Globe Life, Inc.	67,965	9,505,585
Hanover Insurance Group, Inc. (The)	18,076	3,303,751
Hartford Insurance Group, Inc. (The)	233,941	32,237,070
Kemper Corp.	49,092	1,990,190
Loews Corp.	143,386	15,099,980
Marsh & McLennan Cos., Inc.	411,022	76,252,801
MetLife, Inc.	464,193	36,643,395
Old Republic International Corp.	95,856	4,374,868
Primerica, Inc.	11,991	3,097,995
Principal Financial Group, Inc.	169,144	14,920,192
Progressive Corp. (The)	216,029	49,194,124
Prudential Financial, Inc.	293,786	33,162,564
Reinsurance Group of America, Inc.	55,282	11,247,676
RenaissanceRe Holdings Ltd.	18,665	5,247,851
RLI Corp.	79,075	5,059,219
Ryan Specialty Holdings, Inc., Class A	32,727	1,689,695
Selective Insurance Group, Inc.	51,093	4,274,951
Travelers Cos., Inc. (The)	186,762	54,172,186
Unum Group	131,150	10,164,125
W R Berkley Corp.	109,468	7,675,896
Willis Towers Watson PLC	80,621	26,492,061
		864,126,052
Interactive Media & Services — 0.1%
Match Group, Inc.	200,081	6,460,616
Pinterest, Inc., Class A(a)	158,038	4,091,604
ZoomInfo Technologies, Inc., Class A(a)(b)	99,355	1,010,440
		11,562,660
IT Services — 1.4%
Accenture PLC, Class A	519,255	139,316,117
Akamai Technologies, Inc.(a)	120,317	10,497,658
ASGN, Inc.(a)	35,486	1,709,361
Cognizant Technology Solutions Corp., Class A	403,364	33,479,212
EPAM Systems, Inc.(a)	46,248	9,475,290
Security	Shares	Value
IT Services (continued)
Gartner, Inc.(a)	60,114	$ 15,165,560
GoDaddy, Inc., Class A(a)	112,685	13,981,955
International Business Machines Corp.	375,662	111,274,841
Kyndryl Holdings, Inc.(a)(b)	190,281	5,053,863
		339,953,857
Leisure Products — 0.1%
Brunswick Corp.	55,017	4,084,462
Hasbro, Inc.	111,879	9,174,078
Mattel, Inc.(a)(b)	159,229	3,159,103
Polaris, Inc.	44,750	2,830,438
YETI Holdings, Inc.(a)	26,846	1,185,788
		20,433,869
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	238,095	32,397,587
Avantor, Inc.(a)(b)	572,314	6,558,718
Bio-Rad Laboratories, Inc., Class A(a)	6,899	2,090,328
Bio-Techne Corp.	130,232	7,658,944
Bruker Corp.	44,390	2,091,213
Charles River Laboratories International, Inc.(a)	41,100	8,198,628
Danaher Corp.	526,358	120,493,873
Illumina, Inc.(a)	58,629	7,689,780
IQVIA Holdings, Inc.(a)	142,122	32,035,720
Mettler-Toledo International, Inc.(a)	9,017	12,571,411
Repligen Corp.(a)	20,125	3,297,683
Revvity, Inc.	94,688	9,161,064
Thermo Fisher Scientific, Inc.	314,570	182,277,587
Waters Corp.(a)	49,545	18,818,677
West Pharmaceutical Services, Inc.	60,060	16,524,908
		461,866,121
Machinery — 2.2%
AGCO Corp.	51,785	5,402,211
CNH Industrial NV	749,729	6,912,501
Crane Co.	20,203	3,726,039
Cummins, Inc.	37,886	19,338,909
Deere & Co.	210,487	97,996,433
Donaldson Co., Inc.	33,225	2,945,728
Dover Corp.	114,288	22,313,589
Esab Corp.	26,419	2,951,531
Fortive Corp.	267,850	14,787,998
Graco, Inc.	69,911	5,730,605
IDEX Corp.	63,264	11,257,196
Illinois Tool Works, Inc.	221,036	54,441,167
Ingersoll Rand, Inc.	301,873	23,914,379
Lincoln Electric Holdings, Inc.	15,168	3,634,859
Middleby Corp. (The)(a)	38,965	5,792,927
Mueller Industries, Inc.	27,385	3,143,798
Nordson Corp.	45,151	10,855,655
Oshkosh Corp.	29,010	3,644,526
Otis Worldwide Corp.	325,029	28,391,283
PACCAR, Inc.	440,009	48,185,386
Parker-Hannifin Corp.	46,482	40,855,819
Pentair PLC	137,521	14,321,437
Snap-on, Inc.	43,616	15,030,074
Stanley Black & Decker, Inc.	129,517	9,620,523
Terex Corp.	55,618	2,968,889
Timken Co. (The)	54,438	4,579,869
Toro Co. (The)	81,491	6,414,971
Westinghouse Air Brake Technologies Corp.	143,162	30,557,929
Xylem, Inc.	203,343	27,691,250
		527,407,481

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine Transportation — 0.0%
Kirby Corp.(a)	24,214	$ 2,667,899
Media — 0.7%
Charter Communications, Inc., Class A(a)(b)	73,607	15,365,461
Comcast Corp., Class A	3,044,449	90,998,581
Fox Corp., Class A, NVS	59,984	4,383,031
Fox Corp., Class B	45,482	2,953,146
News Corp., Class A, NVS	319,266	8,339,228
News Corp., Class B(b)	103,406	3,063,920
Nexstar Media Group, Inc., Class A	11,440	2,322,892
Omnicom Group, Inc.	266,813	21,545,150
Paramount Skydance Corp., Class B, NVS	257,334	3,448,276
Trade Desk, Inc. (The), Class A(a)	367,438	13,947,946
		166,367,631
Metals & Mining — 0.6%
Alcoa Corp.	216,667	11,513,684
Cleveland-Cliffs, Inc.(a)	475,055	6,308,730
Commercial Metals Co.	92,045	6,371,355
Freeport-McMoRan, Inc.	1,203,530	61,127,289
MP Materials Corp., Class A(a)(b)	46,395	2,343,875
Nucor Corp.	190,789	31,119,594
Reliance, Inc.	44,203	12,768,921
Steel Dynamics, Inc.	114,454	19,394,230
		150,947,678
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	572,144	12,793,140
Starwood Property Trust, Inc.	297,247	5,353,418
		18,146,558
Multi-Utilities — 1.2%
Ameren Corp.	225,978	22,566,163
Black Hills Corp.	65,902	4,574,917
CenterPoint Energy, Inc.	546,061	20,935,979
CMS Energy Corp.	255,093	17,838,653
Consolidated Edison, Inc.	301,010	29,896,313
Dominion Energy, Inc.	716,520	41,980,907
DTE Energy Co.	173,269	22,348,236
NiSource, Inc.	399,277	16,673,808
Northwestern Energy Group, Inc.	28,212	1,820,802
Public Service Enterprise Group, Inc.	417,928	33,559,618
Sempra	547,661	48,352,990
WEC Energy Group, Inc.	271,472	28,629,437
		289,177,823
Office REITs — 0.1%
BXP, Inc.	123,427	8,328,854
COPT Defense Properties	58,783	1,634,167
Cousins Properties, Inc.	146,016	3,764,292
Kilroy Realty Corp.	90,529	3,383,069
Vornado Realty Trust	132,809	4,419,884
		21,530,266
Oil, Gas & Consumable Fuels — 5.5%
Antero Resources Corp.(a)	244,301	8,418,612
APA Corp.	298,246	7,295,097
Chevron Corp.	1,584,741	241,530,376
Chord Energy Corp.	48,193	4,467,491
Civitas Resources, Inc.	64,878	1,757,545
CNX Resources Corp.(a)	117,139	4,307,201
ConocoPhillips	1,034,651	96,853,680
Coterra Energy, Inc.	635,260	16,720,043
Devon Energy Corp.	525,523	19,249,907
Diamondback Energy, Inc.	155,812	23,423,218
DT Midstream, Inc.	25,085	3,002,173
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	455,083	$ 47,788,266
EQT Corp.	524,517	28,114,111
Expand Energy Corp.	198,652	21,923,235
Exxon Mobil Corp.	3,530,969	424,916,809
HF Sinclair Corp.	134,301	6,188,590
Kinder Morgan, Inc.	1,642,939	45,164,393
Marathon Petroleum Corp.	250,954	40,812,649
Matador Resources Co.	96,174	4,081,625
Murphy Oil Corp.	112,345	3,510,781
Occidental Petroleum Corp.	600,698	24,700,702
ONEOK, Inc.	527,705	38,786,318
Ovintiv, Inc.	213,913	8,383,250
PBF Energy, Inc., Class A	65,821	1,785,066
Permian Resources Corp., Class A	590,730	8,287,942
PetroCorp Escrow(a)(d)	190	—
Phillips 66	336,327	43,399,636
Range Resources Corp.	201,159	7,092,866
Targa Resources Corp.	180,078	33,224,391
Texas Pacific Land Corp.	47,940	13,769,327
Valero Energy Corp.	254,611	41,448,125
Viper Energy, Inc., Class A	143,522	5,544,255
Williams Cos., Inc. (The)	1,022,532	61,464,399
		1,337,412,079
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	52,345	4,227,382
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	96,555	4,856,716
American Airlines Group, Inc.(a)	555,752	8,519,678
Delta Air Lines, Inc.	543,775	37,737,985
Southwest Airlines Co.	431,749	17,844,186
United Airlines Holdings, Inc.(a)	269,991	30,190,394
		99,148,959
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	64,979	1,736,889
Coty, Inc., Class A(a)	354,566	1,092,063
elf Beauty, Inc.(a)	16,459	1,251,542
Estee Lauder Cos., Inc. (The), Class A	205,373	21,506,661
Kenvue, Inc.	1,599,221	27,586,562
		53,173,717
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	1,704,481	91,939,705
Johnson & Johnson	827,075	171,163,171
Merck & Co., Inc.	2,078,160	218,747,122
Pfizer, Inc.	4,760,583	118,538,517
Viatris, Inc.	979,316	12,192,484
Zoetis, Inc., Class A	369,715	46,517,541
		659,098,540
Professional Services — 1.1%
Automatic Data Processing, Inc.	338,640	87,108,367
Booz Allen Hamilton Holding Corp., Class A	101,081	8,527,193
Broadridge Financial Solutions, Inc.	97,437	21,745,015
Concentrix Corp.	37,128	1,543,782
Dayforce, Inc.(a)	73,756	5,100,965
Equifax, Inc.	102,555	22,252,384
Exponent, Inc.	19,515	1,355,512
FTI Consulting, Inc.(a)	15,423	2,634,711
Genpact Ltd.	71,055	3,323,953
Jacobs Solutions, Inc.	99,833	13,223,879
KBR, Inc.	105,368	4,235,794
Leidos Holdings, Inc.	106,370	19,189,148

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Maximus, Inc.	21,875	$ 1,888,250
Parsons Corp.(a)	14,525	897,645
Paychex, Inc.	272,110	30,525,300
Paycom Software, Inc.	40,591	6,468,582
Science Applications International Corp.	38,564	3,881,852
TransUnion	77,614	6,655,401
Verisk Analytics, Inc.	54,802	12,258,659
		252,816,392
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	245,449	39,465,745
CoStar Group, Inc.(a)	354,673	23,848,212
Jones Lang LaSalle, Inc.(a)	39,879	13,418,087
		76,732,044
Residential REITs — 0.5%
American Homes 4 Rent, Class A	276,699	8,882,038
AvalonBay Communities, Inc.	118,466	21,479,070
Camden Property Trust	90,205	9,929,766
Equity LifeStyle Properties, Inc.	80,439	4,875,408
Equity Residential	291,267	18,361,472
Essex Property Trust, Inc.	54,326	14,216,028
Independence Realty Trust, Inc.	201,279	3,518,357
Invitation Homes, Inc.	473,134	13,148,394
Mid-America Apartment Communities, Inc.	98,912	13,739,866
UDR, Inc.	253,897	9,312,942
		117,463,341
Retail REITs — 0.5%
Agree Realty Corp.	52,306	3,767,601
Brixmor Property Group, Inc.	137,675	3,609,839
Federal Realty Investment Trust	66,856	6,739,085
Kimco Realty Corp.	567,688	11,507,036
Kite Realty Group Trust	181,910	4,360,383
NNN REIT, Inc.	95,595	3,788,430
Realty Income Corp.	770,474	43,431,619
Regency Centers Corp.	138,144	9,536,080
Simon Property Group, Inc.	161,484	29,892,303
		116,632,376
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(a)	38,849	1,024,837
Amkor Technology, Inc.	49,838	1,967,604
Analog Devices, Inc.	411,886	111,703,483
Cirrus Logic, Inc.(a)	19,310	2,288,235
Entegris, Inc.	75,618	6,370,817
Intel Corp.(a)	3,739,282	137,979,506
Lattice Semiconductor Corp.(a)	46,680	3,434,714
Microchip Technology, Inc.	450,932	28,733,387
MKS, Inc.(b)	16,209	2,590,198
NXP Semiconductors NV(b)	210,714	45,737,581
ON Semiconductor Corp.(a)	336,041	18,196,620
Onto Innovation, Inc.(a)	21,854	3,449,872
Qnity Electronics, Inc.	174,511	14,248,823
QUALCOMM, Inc.	896,718	153,383,614
Silicon Laboratories, Inc.(a)	12,821	1,675,705
Skyworks Solutions, Inc.	123,633	7,839,569
Synaptics, Inc.(a)	32,623	2,414,754
Teradyne, Inc.	54,742	10,595,862
Texas Instruments, Inc.	760,766	131,985,293
Universal Display Corp.	21,624	2,525,251
		688,145,725
Software — 3.9%
Adobe, Inc.(a)	350,464	122,658,895
Security	Shares	Value
Software (continued)
Autodesk, Inc.(a)	75,204	$ 22,261,136
Bentley Systems, Inc., Class B	47,709	1,820,814
BILL Holdings, Inc.(a)	38,671	2,109,116
Blackbaud, Inc.(a)	16,944	1,072,894
Cadence Design Systems, Inc.(a)	84,135	26,298,918
Commvault Systems, Inc.(a)	14,182	1,777,856
Docusign, Inc.(a)	68,355	4,675,482
Dolby Laboratories, Inc., Class A	29,361	1,885,564
Fair Isaac Corp.(a)	10,074	17,031,306
Fortinet, Inc.(a)	194,360	15,434,128
Gen Digital, Inc.	469,104	12,754,938
Intuit, Inc.	102,705	68,033,846
Manhattan Associates, Inc.(a)	20,698	3,587,170
Nutanix, Inc., Class A(a)	90,000	4,652,100
Oracle Corp.	675,966	131,752,533
Palo Alto Networks, Inc.(a)	251,962	46,411,400
PTC, Inc.(a)(b)	99,782	17,383,022
Roper Technologies, Inc.	90,017	40,069,267
Salesforce, Inc.	797,071	211,152,079
ServiceNow, Inc.(a)	338,760	51,894,645
Synopsys, Inc.(a)	155,529	73,055,082
Trimble, Inc.(a)	197,615	15,483,135
Tyler Technologies, Inc.(a)	36,237	16,449,786
UiPath, Inc., Class A(a)	85,888	1,407,704
Workday, Inc., Class A(a)	101,637	21,829,595
		932,942,411
Specialized REITs — 1.5%
American Tower Corp.	392,264	68,869,790
Crown Castle, Inc.	363,086	32,267,453
CubeSmart	104,968	3,784,096
Digital Realty Trust, Inc.	269,607	41,710,899
EPR Properties	30,540	1,523,946
Equinix, Inc.	82,234	63,004,401
Extra Space Storage, Inc.	178,403	23,231,639
Gaming & Leisure Properties, Inc.	132,408	5,917,314
Iron Mountain, Inc.	248,548	20,617,057
Lamar Advertising Co., Class A	30,108	3,811,071
National Storage Affiliates Trust	38,558	1,087,721
PotlatchDeltic Corp.	58,293	2,318,896
Public Storage	132,227	34,312,906
Rayonier, Inc.	125,949	2,726,796
SBA Communications Corp., Class A	89,235	17,260,726
VICI Properties, Inc.	894,321	25,148,306
Weyerhaeuser Co.	604,577	14,322,429
		361,915,446
Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A(a)	23,183	2,918,044
AutoNation, Inc.(a)	23,495	4,851,248
AutoZone, Inc.(a)	4,906	16,638,699
Bath & Body Works, Inc.	172,279	3,459,362
Best Buy Co., Inc.	163,082	10,915,078
Burlington Stores, Inc.(a)	20,218	5,839,969
Carvana Co., Class A(a)(b)	57,818	24,400,352
Chewy, Inc., Class A(a)	61,215	2,023,156
Dick’s Sporting Goods, Inc.	33,135	6,559,736
Floor & Decor Holdings, Inc., Class A(a)	89,975	5,478,578
GameStop Corp., Class A(a)(b)	344,182	6,911,175
Gap, Inc. (The)	190,397	4,874,163
Home Depot, Inc. (The)	833,436	286,785,328
Lithia Motors, Inc., Class A	20,514	6,817,418
Lowe’s Cos., Inc.	469,564	113,240,054
Murphy U.S.A., Inc.	14,113	5,694,878

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Penske Automotive Group, Inc.	15,433	$ 2,442,890
RH(a)	12,842	2,300,644
Ross Stores, Inc.	141,445	25,479,902
TJX Cos., Inc. (The)	419,341	64,414,971
Tractor Supply Co.	444,103	22,209,591
Williams-Sonoma, Inc.	101,249	18,082,059
		642,337,295
Technology Hardware, Storage & Peripherals — 7.7%
Apple Inc.	6,185,992	1,681,723,785
Dell Technologies, Inc., Class C	253,337	31,890,062
Hewlett Packard Enterprise Co.	1,102,534	26,482,867
HP, Inc.	782,842	17,441,720
NetApp, Inc.	166,303	17,809,388
Seagate Technology Holdings PLC	65,479	18,032,262
Super Micro Computer, Inc.(a)(b)	418,342	12,244,870
Western Digital Corp.	286,686	49,387,397
		1,855,012,351
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	52,021	1,269,312
Columbia Sportswear Co.	23,698	1,305,523
Crocs, Inc.(a)	25,221	2,156,900
Deckers Outdoor Corp.(a)	121,418	12,587,404
Lululemon Athletica, Inc.(a)	90,037	18,710,589
NIKE, Inc., Class B	996,979	63,517,532
PVH Corp.	40,246	2,697,287
VF Corp.	275,395	4,979,142
		107,223,689
Tobacco — 0.7%
Altria Group, Inc.	1,405,523	81,042,456
Philip Morris International, Inc.	573,473	91,985,069
		173,027,525
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	13,958	3,583,996
Core & Main, Inc., Class A(a)	89,296	4,640,713
Fastenal Co.	961,256	38,575,203
GATX Corp.	13,766	2,334,714
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	22,821	$ 1,919,246
United Rentals, Inc.	23,364	18,908,952
Watsco, Inc.	29,049	9,788,061
WESCO International, Inc.	40,899	10,005,531
WW Grainger, Inc.	36,616	36,947,375
		126,703,791
Water Utilities — 0.1%
American Water Works Co., Inc.	163,066	21,280,113
Essential Utilities, Inc.	237,722	9,119,016
		30,399,129
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	402,681	81,760,350
Total Long-Term Investments — 99.8% (Cost: $21,889,377,045)		24,048,281,546
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(e)(f)	64,321,869	64,354,030
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(e)	37,033,076	37,033,076
Total Short-Term Securities — 0.4% (Cost: $101,353,229)		101,387,106
Total Investments — 100.2% (Cost: $21,990,730,274)		24,149,668,652
Liabilities in Excess of Other Assets — (0.2)%		(41,498,132)
Net Assets — 100.0%		$ 24,108,170,520

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 112,890,025	$ —	$ (48,544,201)(a)	$ 5,829	$ 2,377	$ 64,354,030	64,321,869	$ 986,963 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	41,277,756	—	(4,244,680)(a)	—	—	37,033,076	37,033,076	1,113,774	—
BlackRock, Inc.	110,132,413	27,611,212	(22,615,928)	1,317,174	12,847,920	129,292,791	120,796	1,871,604	—
				$ 1,323,003	$ 12,850,297	$ 230,679,897		$ 3,972,341	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	47	03/20/26	$ 3,711	$ (28,272)
Russell 1000 Value E-Mini Index	501	03/20/26	52,142	(240,139)
				$ (268,411)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P  U.S. Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 24,048,281,546	$ —	$ —	$ 24,048,281,546
Short-Term Securities
Money Market Funds	101,387,106	—	—	101,387,106
	$ 24,149,668,652	$ —	$ —	$ 24,149,668,652
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (268,411)	$ —	$ —	$ (268,411)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust